Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]

•  Capital works in progress                       - not depreciated

•  Mining properties                                   - unit-of-production

•  Mining assets                                          - unit-of-production

•  Plant and Equipment

•  Equipment                                - straight-line over 1 to 20 years

•  Other plant assets                     - straight-line over 1 to 20 years / unit-of-production

•  ROU Assets                                            - straight-line over 1 to 23 years